Property and Equipment	12 Months Ended
Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment

6.  Property and Equipment

Property and equipment consists of the following:

	March 31,
	2015	2014

Laboratory equipment	$653,600	$653,600
Tenant improvements	26,900	26,900
Computers and network equipment	32,200	32,200
Office furniture and equipment	69,500	69,500
	782,200	782,200

Accumulated depreciation and amortization	(665,100)	(605,900)

Property and equipment, net	$117,100	$176,300

In connection with the issuance of Senior Secured Convertible Promissory Notes to Platinum beginning in October 2012, we entered into a Security Agreement with Platinum under which the repayment of all amounts due under the terms of the various Senior Secured Convertible Promissory Notes is secured by all of our assets, including our tangible and intangible personal property, licenses, patent licenses, trademarks and trademark licenses (see Note 8, Convertible Promissory Notes and Other Notes Payable).  As described in Note 16, Subsequent Events, during May 2015, we entered into an agreement with Platinum pursuant to which Platinum converted all of the Senior Secured Convertible Promissory Notes it held into shares of our newly created Series B Preferred stock and terminated its security interests in our assets.